State Street Galaxy Hedged Digital Asset Ecosystem ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
State Street Galaxy Hedged Digital Asset Ecosystem ETF | State Street Galaxy Hedged Digital Asset Ecosystem ETF
Prospectus [Line Items]
Annual Return [Percent]	26.33%